As filed with the Securities and Exchange Commission on April 1, 2011

Securities Act File No. 333-167481
Investment Company Act File No. 811-22428
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 2	X

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 4	X

(Check appropriate box or boxes.)

CUSHING MLP FUNDS TRUST
(Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

8117 Preston Road, Suite 440
Dallas, Texas 75225
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (214) 692-6334

Jerry V. Swank Cushing MLP Asset Management, LP 8117 Preston Road, Suite 440 Dallas, Texas 75225 (Name and Address of Agent for Service)	Copies to: Thomas A. DeCapo, Esq. Skadden, Arps, Slate, Meagher & Flom LLP One Beacon Street Boston, Massachusetts 02108

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 2 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A and B from the Trust’s Pre-Effective Amendment No. 1 on Form N-1A filed on March 30, 2011.  This PEA No. 2 is filed for the sole purpose of adding the consent of the independent public accountant as an exhibit to the filing.

PART C
OTHER INFORMATION

Item 28. Exhibits

(a)	Declaration of Trust.
	(i)	Agreement and Declaration of Trust(1)
	(ii)	Certificate of Designation for The Cushing MLP Premier Fund(1)
(b)	By-laws.
	(i)	By-laws of the Trust(1)
(c)	Instruments Defining Rights of Security Holders - Not applicable
(d)	Investment Advisory Agreements.
	(i)	Investment Management Agreement(2)
(e)	Distribution Agreement.
	(i)	Form of Distribution Agreement(1)
(f)	Bonus or Profit Sharing Contracts - Not applicable
(g)	Custody Agreements.
	(i)	Custody Agreement(1)
(h)	Other Material Contracts.
	(i)	Transfer Agent Agreement(1)
	(ii)	Fund Administration Servicing Agreement(1)
	(iii)	Fund Accounting Servicing Agreement(1)
(i)	Legal Opinion and Consent.
	(i)	Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom LLP(1)
(j)	Other Opinions.
	(i)	Consent of independent registered public accounting firm(3)
(k)	Omitted Financial Statements.- Not applicable
(l)	Initial Capital Agreement.
	(i)	Initial Subscription Agreement(1)
(m)	Distribution Plans.
	(i)	Plan of Distribution pursuant to Rule 12b-1(1)
	(ii)	Service Plan(1)
(n)	Rule 18f-3 Plan.
	(i)	Rule 18f-3 Multi-Class Plan(1)
(o)	Reserved.
(p)	Code of Ethics.
	(i)	Code of Ethics of the Fund and the Investment Adviser(2)
	(ii)	Code of Ethics of the Distributor(1)

(q)		Power of Attorney(1)

(1)
Incorporated herein by reference to Pre-Effective Amendment No.1 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-167481 and 811-22428) filed with the Commission on September 15, 2010.

(2)	Incorporated herein by reference to Post-Effective Amendment No.1 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-167481 and 811-22428) filed with the Commission on March 30, 2011.

(3)	Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.

Reference is made to Article 8, Section 8.4 of the Registrant’s Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”). Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person’s actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, “Disabling Conduct”). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.
Reference is made to Section 7(a) of the Distribution Agreement:

The Trust shall indemnify, defend and hold the Distributor and each of its managers, officers, employees, representatives and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys’ fees) (collectively, “Losses”) that the Distributor Indemnitees may sustain or incur or that may be asserted against a Distributor Indemnitee by any person (i) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Trust or its agent, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iii) based upon the Trust’s refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, however, that the Trust’s obligation to indemnify the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any advertisement or sales literature in reliance upon and in conformity with written information relating to the Distributor and furnished to the Trust or its counsel by the Distributor for the purpose of, and used in, the preparation thereof. The Trust’s agreement to indemnify the Distributor Indemnitees is expressly conditioned upon the Trust being notified of such action or claim of loss brought against the Distributor Indemnitees within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Distributor Indemnitees, unless the failure to give notice does not prejudice the Trust; provided, that the failure so to notify the Trust of any such action shall not relieve the Trust from any liability which the Trust may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Trust’s indemnity agreement contained in this Section 7(A).

Item 31. Business and Other Connections of Investment Adviser

See “Management of the Fund” in the Prospectus and “Management of the Fund” and “Investment Advisory Agreement” in the Statement of Additional Information for information regarding the business of Swank Energy Income Advisors, LP (the “Investment Adviser”). For information as to the business, profession, vocation and employment of a substantial nature of each of the partners and officers of the Investment Adviser, reference is made to the Investment Adviser’s current Form ADV (File No. 801-63255) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

Item 32.  Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)           Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents of the Registrant required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder to be maintained (i) by the Registrant, will be maintained at its offices located at 8117 Preston Road, Suite 440, Dallas, Texas 75225; (ii) by the Investment Adviser, will be maintained at its offices located at 8117 Preston Road, Suite 440, Dallas, Texas 75225; (iii) by the Administrator, will be maintained at its offices located at U.S. Bancorp Fund Services, 615 E. Michigan St., 3rd Floor, Milwaukee, WI 53202-5207; (iv) by the Custodian, will be maintained at its offices located at 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212; and (iii) by the Distributor will be maintained at its offices located at 615 East Michigan Street Milwaukee, Wisconsin 53202.

Item 34. Management Services

Not Applicable.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, the State of Texas, on this 1st day of April, 2011.

By: /s/ Jerry V. Swank Jerry V. Swank Chief Executive Officer and Trustee

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities set forth below on the 1st day of April, 2011.

Principal Executive Officer:
/s/ Jerry V. Swank Jerry V. Swank	Chief Executive Officer and Trustee
Principal Financial Officer:
/s/ John H. Alban	Chief Financial Officer and Treasurer
John H. Alban
Trustees:
*/s/ Brian R. Bruce Brian R. Bruce	Trustee
*/s/ Edward N. McMillan Edward N. McMillan	Trustee
*/s/ Ronald P. Trout Ronald P. Trout	Trustee

* Signed by Daniel L. Spears pursuant to a power of attorney previously filed with the Registrant’s Registration Statement on October 20, 2010.
/s/ Daniel L. Spears Daniel L. Spears Attorney-In-Fact April 1, 2011

EXHIBIT INDEX

Exhibit	Exhibit No.

Consent of independent registered public accounting firm	EX-99(j)(i)